Loans and borrowings	12 Months Ended
Mar. 31, 2025
Borrowings [abstract]
Loans and borrowings
17.
Loans and borrowings

Short-term borrowings

Short-term borrowings primarily consist of “pre-shipment credit” drawn by the parent company and other unsecured loans drawn by parent company and certain of its subsidiaries in Russia, Brazil and Mexico which are repayable within 12 months from the date of drawdown.

Short-term borrowings consist of the following:

	As of March 31,
	2025		2024
Pre-shipment credit	Rs.	32,855	Rs.	2,500
Working capital borrowings		5,129		10,223
Bank overdraft		61		-
	Rs.	38,045	Rs.	12,723

The interest rate profile of short-term borrowings from banks is given below:

	As of March 31,
	2025		2024
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Working capital borrowings	RUB	Key rate + 470 bps to 590 bps	RUB	Key rate + 253 bps to 276 bps
	MXN	TIIE + 1.35%	MXN	TIIE + 1.35%
	INR	7.50%	INR	3 Month T-bill + 10 bps
	BRL	CDI+1.55%	EUR	4.44%
Pre-shipment credit	INR	3 Month T-bill + 35 bps to 60 bps	INR	3 Month T-bill + 5 bps
	INR	1 Month T-bill + 35 bps	-	-
	U.S.$	6 Month SOFR + 10 bps to 65 bps	-	-

(1)	“BRL” means Brazilian reals, “EUR” means Euro, “INR” means Indian rupees, “MXN” means Mexican pesos, “RUB” means Russian rubles and “U.S.$” means U.S. dollars.

(2)
“CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário), “Key rate” means the key interest rate published by the Central Bank of Russia, “SOFR” means Secured Overnight Financing Rate, “T-bill” means India Treasury bill interest rate and  “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio).

Long-term borrowings

Long-term borrowings consist of the following:

	As of March 31, 2025				As of March 31, 2024
	Non-current		Current		Non-current		Current
Rupee term loan from bank to subsidiary (1)	Rs.	3,800	Rs.	-	Rs.	3,800	Rs.	-
Obligations under leases		4,064		857		2,190		1,307
	Rs.	7,864	Rs.	857	Rs.	5,990	Rs.	1,307

(1)
The Rupee term loan obtained from
a
bank by the
Company’s
subsidiary, Aurigene Pharmaceutical Services Limited is subject to certain covenants that are required to be maintained on a consolidated basis during the period of the loan. The covenant is to be tested on an annual basis at the end of each financial year. As at March 31, 2025 and March 31, 2024, the Company is in compliance with the covenants and has no indication that it will have difficulty in complying with the same.

The interest rate profiles of long-term borrowings (other than obligations under leases) as of March 31, 2025 and 2024 were as follows:

	As of March 31,
	2025		2024
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Rupee term loan from bank	INR	3 Months T-bill + 84 bps	INR	3 Months T-bill + 84 bps

(1)	“INR” means Indian rupees.
(2)	“T-bill” means India Treasury bill interest rate.

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2025 were as follows:

Maturing in	Long term borrowings		Obligations under leases		Total
Less than 1 year	Rs.	-	Rs.	1,104	Rs.	1,104
1-2 years		3,800		911		4,711
2-3 years		-		840		840
3-4 years		-		594		594
4-5 years		-		539		539
Thereafter		-		2,736		2,736
	Rs.	3,800	Rs.	6,724	Rs.	10,524
Less: Finance component		-		(1,803)		(1,803)
	Rs.	3,800	Rs.	4,921	Rs.	8,721

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2024 were as follows:

Maturing in	Non-convertible debentures		Obligations under leases		Total
Less than 1 year	Rs.	-	Rs.	1,529	Rs.	1,529
1-2 years		-		910		910
2-3 years		3,800		491		4,291
3-4 years		-		391		391
4-5 years		-		201		201
Thereafter		-		709		709
	Rs.	3,800	Rs.	4,231	Rs.	8,031
Less: Finance component		-		(734)		(734)
	Rs.	3,800	Rs.	3,497	Rs.	7,297

Uncommitted lines of credit from banks

The Company has uncommitted lines of credit of Rs.50,904 and Rs.61,131 as of March 31, 2025 and 2024, respectively, from its banks for working capital requirements. The Company draw upon these lines of credit based on its working capital requirements.

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2025:

Particulars	Long-term borrowings (1)		Short-term borrowings (2)		Total
Opening balance	Rs.	7,297	Rs.	12,723	Rs.	20,020
Recognition of right-of-use liability during the year		2,576		-		2,576
Payment of principal portion of lease liabilities		(1,294)		-		(1,294)
Borrowings made during the year		-		80,646		80,646
Borrowings repaid during the year		-		(56,156)		(56,156)
Effect of changes in foreign exchange rates		142		771		913
Closing balance	Rs.	8,721	Rs.	37,984	Rs.	46,705

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2024:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	6,082	Rs.	7,390	Rs.	13,472
Recognition of right-of-use liability during the year		2,348		-		2,348
Payment of principal portion of lease liabilities		(1,147)		-		(1,147)
Borrowings made during the year		3,800		15,566		19,366
Borrowings repaid during the year		(3,800)		(10,073)		(13,873)
Effect of changes in foreign exchange rates		14		(160)		146
Closing balance	Rs.	7,297	Rs.	12,723	Rs.	20,020

(1)	Includes current portion.
(2)	Does not include movement in bank overdraft.